Summary of Net Revenues from Business Lines (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue from External Customer [Line Items]
Net revenue	$ 674,279	$ 578,082	$ 499,912
Laboratory services
Revenue from External Customer [Line Items]
Net revenue	492,007	430,853	382,890
Laboratory services | Chemistry and Discovery Services
Revenue from External Customer [Line Items]
Net revenue	206,599	193,368	176,427
Laboratory services | Testing Services
Revenue from External Customer [Line Items]
Net revenue	124,307	107,720	88,461
Laboratory services | U.S.-Based Laboratory Services
Revenue from External Customer [Line Items]
Net revenue	99,578	92,174	89,647
Laboratory services | Biologics
Revenue from External Customer [Line Items]
Net revenue	42,608	18,859	7,147
Laboratory services | Other
Revenue from External Customer [Line Items]
Net revenue	18,915	18,732	21,208
Manufacturing services
Revenue from External Customer [Line Items]
Net revenue	182,272	147,229	117,022
Manufacturing services | Small Molecule Manufacturing (STA)
Revenue from External Customer [Line Items]
Net revenue	171,031	140,779	117,022
Manufacturing services | Biologics Manufacturing
Revenue from External Customer [Line Items]
Net revenue	$ 11,241	$ 6,450